Intangible Asset - Purchased Software, Net (Details Narrative) (10-K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 15, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Asset acquisition				$ 553		$ 55,000
Asset purchase price remaining outstanding amount						60,281
Amortization expense related to purchased software
Developed Software [Member]
Amortized of straight line term				3 years		3 years
Amortization expense related to purchased software		$ 216,109		$ 700,387
Travel Buddhi Developed Software [Member]
Asset acquisition	$ 115,281					$ 55,000
Asset purchase price remaining outstanding amount						$ 60,281